Pension Plans (Details 7) (UK Pension Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,716	$ 2,353	$ 2,085
Changes in the UK pension plan's Level 3 assets
Benefit obligations, end of year	2,582	2,217	1,906
Foreign currency changes	120	(23)
Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	507	476	483
Changes in the UK pension plan's Level 3 assets
Purchases, sales, issuances and settlements, net	(2)	2
Unrealized and realized gains relating to instruments still held at end of year	17	(7)
Foreign currency changes	$ 16	$ (2)